Financial Instruments (Details 4) - USD ($)	Nov. 02, 2020	Oct. 31, 2020	Oct. 31, 2019
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 62,898	$ 16,630	$ 12,329
Interest payable		9,367	$ 55,829
Year 1 [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities		1,059,971
Debt and convertible debentures		46,099
Lease liabilities		100,277
Interest payable		9,367
Derivative liabilities		583,390
Deferred rent
Total		1,799,104
Years 2 To 3 [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities		389,816
Debt and convertible debentures		2,493,393
Lease liabilities		16,630
Interest payable
Derivative liabilities
Deferred rent		10,494
Total		$ 2,910,333